Operating Leases	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Operating Leases

18. Operating Leases

The Company leases buildings and machinery and equipment under various lease agreements expiring on dates through 2047. Rental expense recorded for operating leases for the years ended December 31, 2015, 2014 and 2013 was $754,380, $729,387 and $670,963, respectively. For information regarding intercompany operating leases, see Note 2 a).

Future minimum rental payments under non-cancelable operating leases for the five years succeeding December 31, 2015 and thereafter are:

2016	$696.831
2017	595.078
2018	509.936
2019	436.120
2020	361.637
Thereafter	1.159.673
3.759.275